Interest-bearing loans and borrowings - Transaction and other financial costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2017	Jan. 30, 2017	Dec. 16, 2016	Mar. 25, 2014
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs	$ 4,000,000
Finance costs	50,729,000	$ 51,695,000	$ 50,942,000
Other financial charges	5,800,000	4,600,000
Senior Secured Amortizing Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount					$ 110,000,000.0		$ 110,000,000
Senior Secured Amortizing Loan Facility | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Finance costs	3,200,000
Senior secured credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Face amount							$ 500,000,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Face amount	150,000,000	0		$ 150,000,000.0		$ 150,000,000.0
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Finance costs	2,700,000
Other Financial Liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 38,400,000	$ 39,000,000